Consolidated Balance Sheets - USD ($) shares in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 71,470,000	$ 70,200,000
Deposits Assets, Current	183,500,000	80,500,000
Accounts Receivable, after Allowance for Credit Loss, Current	151,344,000	152,979,000
Inventories	159,335,000	179,809,000
Prepaid expenses	8,239,000	7,630,000
Other current assets	29,796,000	21,843,000
Total current assets	603,684,000	512,961,000
Non-current assets
Property, plant and equipment, net	189,285,000	184,379,000
Goodwill	101,515,000	99,082,000
Other intangible assets, net	101,267,000	106,253,000
Operating lease right-of-use assets	30,669,000	32,169,000
Long-term investments	46,064,000	80,205,000
Other non-current assets	14,724,000	14,697,000
Total non-current assets	483,524,000	516,785,000
Total assets	1,087,208,000	1,029,746,000
Current liabilities
Accounts payable	40,244,000	44,977,000
Accrued expenses and other current liabilities	36,167,000	39,749,000
Employee related charges	32,988,000	29,206,000
Deferred revenues - short-term	48,564,000	46,347,000
Operating lease liabilities - short term	7,283,000	6,935,000
Total current liabilities	165,246,000	167,214,000
Non-current liabilities
Deferred revenues - long-term	18,766,000	19,057,000
Deferred income taxes	412,000	507,000
Operating lease liabilities - long term	23,810,000	25,155,000
Contingent consideration	5,125,000	4,933,000
Other non-current liabilities	21,324,000	19,889,000
Total non-current liabilities	69,437,000	69,541,000
Total liabilities	234,683,000	236,755,000
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 67,086 shares and 65,677 shares issued and outstanding at December 31, 2022 and 2021, respectively	240,000	202,000
Treasury Stock, Value, Acquired, Cost Method	1,995,000	1,995,000
Additional paid-in capital	3,266,492,000	3,123,024,000
Accumulated other comprehensive loss	(6,570,000)	(8,031,000)
Accumulated deficit	(2,405,642,000)	(2,320,209,000)
Total equity	852,525,000	792,991,000
Total liabilities and equity	$ 1,087,208,000	$ 1,029,746,000
Shares, Outstanding	85,436	71,716
Shares, Issued	85,702	71,982
Treasury Stock, Common, Value	$ (1,995,000)	$ (1,995,000)